REVENUE - Revenue Disaggregation (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 7,138	$ 7,273
Lease and other revenue	92	78
Revenue	7,230	7,351	[1]
Pipelines
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,587	1,403
Lease and other revenue	63	61
Revenue	1,650	1,464
Facilities
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	747	695
Lease and other revenue	29	17
Revenue	776	712
Marketing & New Ventures
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	4,804	5,175
Lease and other revenue	0	0
Revenue	4,804	5,175
Take-or-Pay
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,825	1,561
Take-or-Pay | Pipelines
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,200	979
Take-or-Pay | Facilities
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	625	582
Take-or-Pay | Marketing & New Ventures
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0
Fee-for-Service
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	504	527
Fee-for-Service | Pipelines
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	387	424
Fee-for-Service | Facilities
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	117	103
Fee-for-Service | Marketing & New Ventures
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0
Product Sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	4,809	5,185
Product Sales | Pipelines
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0
Product Sales | Facilities
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	5	10
Product Sales | Marketing & New Ventures
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 4,804	$ 5,175

[1]	Pembina has applied IFRS 16 Leases at January 1, 2019 using the modified retrospective approach and has not restated comparative information. See Note 3.